Initial Public Offering (Details Narrative) - Northern Lights Acquisition Corp [Member]	10 Months Ended
Dec. 31, 2021 $ / shares shares
Restructuring Cost and Reserve [Line Items]
Number of shares sold in transaction | shares	11,500,000
Sale of stock price per share	$ 10.00
Public Warrant [Member]
Restructuring Cost and Reserve [Line Items]
Warrant exercise price	$ 11.50